UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22806

Oppenheimer Main Street Small Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 1/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 31, 2014 / Unaudited

	Shares	Value

Common Stocks—97.3%

Consumer Discretionary—12.8%

Auto Components—2.2%

Dana Holding Corp.	24,522	$ 463,956

Distributors—0.5%

Pool Corp.	1,974	106,951

Diversified Consumer Services—1.5%

LifeLock, Inc.[1]	15,299	312,253

Hotels, Restaurants & Leisure—4.0%

Brinker International, Inc.	4,123	199,388

Dunkin’ Brands Group, Inc.	3,392	157,830

Popeyes Louisiana Kitchen, Inc.[1]	5,023	202,176

Texas Roadhouse, Inc.	10,824	262,482

		821,876

Household Durables—0.6%

KB Home	6,158	119,096

Specialty Retail—4.0%

Mattress Firm Holding Corp.[1]	7,216	293,691

Monro Muffler Brake, Inc.	2,252	125,009

Pier 1 Imports, Inc.	11,974	228,823

Signet Jewelers Ltd.	2,286	181,851

		829,374

Consumer Staples—1.2%

Food Products—1.2%

Flowers Foods, Inc.	11,745	246,058

Energy—6.1%

Oil, Gas & Consumable Fuels—6.1%

EPL Oil & Gas, Inc.[1]	13,489	362,449

Phillips 66 Partners LP	7,203	269,608

Renewable Energy Group, Inc.[1]	17,024	170,410

Valero Energy Partners LP	7,484	266,056

Western Refining, Inc.	4,968	194,299

		1,262,822

Financials—22.1%

Capital Markets—1.6%

Financial Engines, Inc.	3,012	183,491

WisdomTree Investments, Inc.[1]	10,519	148,528

		332,019

Commercial Banks—5.6%

BankUnited, Inc.	7,985	248,333

CapitalSource, Inc.	15,838	217,456

First Niagara Financial Group, Inc.	30,200	260,928

	Shares	Value

Commercial Banks (Continued)

FirstMerit Corp.	9,616	$ 195,686

Webster Financial Corp.	7,518	228,096

		1,150,499

Insurance—0.9%

AmTrust Financial Services, Inc.	5,828	188,128

Real Estate Investment Trusts (REITs)—10.6%

Apollo Commercial Real Estate
Finance, Inc.	14,692	247,119

Ares Commercial Real Estate Corp.	6,021	80,260

Chatham Lodging Trust	11,638	243,351

LaSalle Hotel Properties	16,810	517,076

Mid-America Apartment
Communities, Inc.	4,864	313,923

Redwood Trust, Inc.	16,130	301,631

STAG Industrial, Inc.	10,866	233,184

Starwood Property Trust, Inc.	8,552	258,270

		2,194,814

Thrifts & Mortgage Finance—3.4%

Flagstar Bancorp, Inc.[1]	9,231	192,651

Home Loan Servicing Solutions Ltd.	17,651	362,198

Oritani Financial Corp.	10,093	158,864

		713,713

Health Care—11.1%

Biotechnology—1.9%

Celldex Therapeutics, Inc.[1]	4,062	104,718

Keryx Biopharmaceuticals, Inc.[1]	9,960	153,185

Medivation, Inc.[1]	1,078	85,809

Ultragenyx Pharmaceutical, Inc.[1]	1,231	52,010

		395,722

Health Care Equipment & Supplies—3.6%

DexCom, Inc.[1]	5,769	233,414

Endologix, Inc.[1]	9,187	146,992

Greatbatch, Inc.[1]	3,790	161,113

Spectranetics Corp.[1]	8,108	210,970

		752,489

Health Care Providers & Services—3.6%

HealthSouth Corp.	5,738	178,567

Team Health Holdings, Inc.[1]	3,087	133,235

WellCare Health Plans, Inc.[1]	6,522	424,647

		736,449

    1    OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Life Sciences Tools & Services—0.4%

Fluidigm Corp.[1]	1,749	$ 78,915

Pharmaceuticals—1.6%

AcelRx Pharmaceuticals, Inc.[1]	4,371	49,917

Aratana Therapeutics, Inc.[1]	3,069	66,014

Prestige Brands Holdings, Inc.[1]	2,570	77,768

Questcor Pharmaceuticals, Inc.	2,217	148,561

		342,260

Industrials—17.0%

Aerospace & Defense—0.8%

Orbital Sciences Corp.[1]	6,876	168,118

Air Freight & Couriers—0.7%

Hub Group, Inc., Cl. A1	3,660	151,707

Airlines—0.9%

Spirit Airlines, Inc.[1]	3,759	176,297

Commercial Services & Supplies—4.9%

ACCO Brands Corp.[1]	30,667	178,175

KAR Auction Services, Inc.	15,018	417,801

Mobile Mini, Inc.[1]	3,974	153,674

Waste Connections, Inc.	6,652	271,934

		1,021,584

Construction & Engineering—1.6%

AECOM Technology Corp.[1]	5,248	150,460

KBR, Inc.	5,752	180,038

		330,498

Machinery—1.7%

Greenbrier Cos., Inc. (The)[1]	4,797	176,002

Wabtec Corp.	2,371	175,004

		351,006

Professional Services—3.7%

Korn/Ferry International[1]	15,734	369,119

Robert Half International, Inc.	9,474	395,824

		764,943

Road & Rail—1.8%

Old Dominion Freight Line, Inc.[1]	3,735	202,586

Swift Transportation Co.[1]	7,717	168,231

		370,817

Transportation Infrastructure—0.9%

Wesco Aircraft Holdings, Inc.[1]	7,875	176,006

	Shares	Value

Information Technology—16.2%

Communications Equipment—2.0%

Finisar Corp.[1]	17,573	$ 416,656

Internet Software & Services—2.3%

j2 Global, Inc.	3,566	161,718

Responsys, Inc.[1]	2,663	71,928

Web.com Group, Inc.[1]	7,233	244,475

		478,121

IT Services—1.0%

MAXIMUS, Inc.	4,957	210,028

Semiconductors & Semiconductor Equipment—3.3%

Cavium, Inc.[1]	8,095	300,891

Semtech Corp.[1]	6,947	158,461

Skyworks Solutions, Inc.[1]	7,309	221,098

		680,450

Software—7.6%

FleetMatics Group plc[1]	2,709	108,387

Fortinet, Inc.[1]	13,428	284,673

Guidewire Software, Inc.[1]	6,953	328,251

Imperva, Inc.[1]	2,913	160,215

Infoblox, Inc.[1]	8,995	315,545

Proofpoint, Inc.[1]	4,591	185,844

Splunk, Inc.[1]	1,255	96,673

TIBCO Software, Inc.[1]	4,129	87,906

		1,567,494

Materials—10.3%

Chemicals—4.2%

A. Schulman, Inc.	6,708	227,871

Cytec Industries, Inc.	2,652	238,600

Intrepid Potash, Inc.[1]	6,744	99,137

Tronox Ltd., Cl. A	6,839	150,184

W.R. Grace & Co.[1]	1,596	150,535

		866,327

Containers & Packaging—0.9%

Packaging Corp. of America	3,030	195,738

Metals & Mining—2.0%

Century Aluminum Co.[1]	14,700	171,549

Kaiser Aluminum Corp.	3,469	242,171

		413,720

Paper & Forest Products—3.2%

Boise Cascade Co.[1]	8,482	258,616

    2    OPPENHEIMER MAIN STREET SMALL CAP FUND

]	STATEMENT OF INVESTMENTS Unaudited / Continued

		Shares	Value

Paper & Forest Products (Continued)

P.H. Glatfelter Co.		12,880	$399,151

			657,767

Utilities—0.5%

Water Utilities—0.5%

Aqua America, Inc.		4,242	101,596

Total Common Stocks (Cost
$18,663,586)			20,146,267

Investment Company—5.5%
Oppenheimer Institutional Money
Market Fund, Cl. E, 0.08%[2,3]
(Cost $1,128,553)		1,128,553	1,128,553

Total Investments, at Value (Cost
$19,792,139)	102.8%		21,274,820

Liabilities in
Excess of Other
Assets	(2.8)		(575,041)

Net Assets	100.0%		$ 20,699,779

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares May 17, 2013 (Commencement of Operations)	Gross Additions	Gross Reductions	Shares January 31, 2014

Oppenheimer Institutional Money Market
Fund, Cl. E	—	6,267,153	5,138,600	1,128,553

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$1,128,553	$222

3. Rate shown is the 7-day yield as of January 31, 2014.

    3    OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

The Fund commenced operations on May 17, 2013.

Oppenheimer Main Street Small Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale

4    OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Security Valuation (Continued)

price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or

5    OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Security Valuation (Continued)

(ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

6    OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Security Valuation (Continued)

The table below categorizes amounts as of January 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$2,653,506	$—	$—	$2,653,506
Consumer Staples	246,058	—	—	246,058
Energy	1,262,822	—	—	1,262,822
Financials	4,579,173	—	—	4,579,173
Health Care	2,305,835	—	—	2,305,835
Industrials	3,510,976	—	—	3,510,976
Information Technology	3,352,749	—	—	3,352,749
Materials	2,133,552	—	—	2,133,552
Utilities	101,596	—	—	101,596
Investment Company	1,128,553	—	—	1,128,553

Total Assets	$21,274,820	$—	$—	$21,274,820

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Total federal tax cost of securities	$19,805,049

Gross unrealized appreciation	$2,000,188
Gross unrealized depreciation	(530,417)

Net unrealized appreciation	$1,469,771

7    OPPENHEIMER MAIN STREET SMALL CAP FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	3/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	3/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	3/13/2014